Other long term obligations	12 Months Ended
Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Other long-term obligations	Other long-term obligations

	Note	December 31, 2022	December 31, 2021
DSU liabilities	19(c)	$13,159	$17,515
Deferred gain on sale-leaseback		1,483	2,954
Obligation related to DGI acquisition		2,142	3,098
Other		1,792	2,833
		$18,576	$26,400